Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

March 31, 2020

MIR-QTLY-0520
1.814644.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,051,710
Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	1,860,000	1,919,185
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,204,681

TOTAL GUAM		4,175,576

Michigan - 96.8%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,761,390
5% 5/1/37	1,175,000	1,376,078
Bay City School District Rev. Series 2014:
5% 11/1/25	1,000,000	1,145,820
5% 11/1/26	1,000,000	1,145,820
5% 11/1/27	700,000	800,569
5% 11/1/28	250,000	285,385
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,965,260
5% 5/1/29	1,250,000	1,471,100
5% 5/1/30	1,250,000	1,468,413
5% 5/1/34	2,475,000	2,884,984
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,179,660
5% 5/1/33	1,000,000	1,176,150
5% 5/1/34	1,075,000	1,263,114
5% 5/1/35	775,000	909,261
Clarkston Cmnty. Schools Series 2016:
5% 5/1/28	1,745,000	2,056,465
5% 5/1/29	1,500,000	1,765,320
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	2,000,000	2,638,760
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	537,935
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,501,028
5% 7/1/31 (FSA Insured)	1,775,000	1,979,107
5% 7/1/33 (FSA Insured)	2,000,000	2,224,820
5% 7/1/34 (FSA Insured)	1,750,000	1,944,460
5% 7/1/35 (FSA Insured)	2,750,000	3,052,060
5% 7/1/37 (FSA Insured)	2,000,000	2,213,680
Detroit Gen. Oblig. Series 2018:
5% 4/1/20	750,000	750,000
5% 4/1/21	1,000,000	1,008,218
5% 4/1/22	725,000	736,267
5% 4/1/23	310,000	316,733
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,339,650
Detroit Swr. Disp. Rev. Series 2006, 5% 7/1/36	10,000	10,028
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,106,000
5% 10/1/22 (FSA Insured)	2,645,000	2,870,354
5% 10/1/26 (FSA Insured)	4,850,000	5,265,694
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	895,627
5% 4/1/34 (FSA Insured)	520,000	633,178
5% 4/1/35 (FSA Insured)	500,000	600,690
Farmington Pub. School District Gen. Oblig. Series 2015:
5% 5/1/25 (FSA Insured)	2,140,000	2,524,280
5% 5/1/26 (FSA Insured)	1,385,000	1,621,807
5% 5/1/27 (FSA Insured)	1,425,000	1,664,842
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38 (b)	1,800,000	1,864,044
4% 7/1/41 (b)	1,395,000	1,432,205
Forest Hills Pub. Schools Series 2015, 5% 5/1/21	1,575,000	1,641,134
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,704,562
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (FSA Insured)	480,000	588,634
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,488,264
5% 11/1/41 (FSA Insured)	1,300,000	1,603,641
5% 11/1/42 (FSA Insured)	1,400,000	1,722,840
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	596,648
5% 1/1/33	250,000	311,323
5% 1/1/34	550,000	682,259
5% 1/1/35	400,000	493,344
5% 1/1/38	655,000	799,572
5% 1/1/43	2,100,000	2,541,798
5% 1/1/48	1,000,000	1,196,120
Series 2012, 5% 1/1/37	1,250,000	1,361,963
Series 2014:
5% 1/1/27	1,300,000	1,474,733
5% 1/1/29	800,000	904,392
5% 1/1/30	2,000,000	2,257,080
Series 2016, 5% 1/1/37	1,250,000	1,460,338
Grand Rapids Wtr. Supply Sys.:
Series 2016:
5% 1/1/31	250,000	297,315
5% 1/1/32	320,000	379,014
5% 1/1/33	550,000	649,116
5% 1/1/34	500,000	588,905
5% 1/1/35	920,000	1,080,834
5% 1/1/36	385,000	450,927
5% 1/1/46	800,000	919,568
Series 2018:
5% 1/1/43	1,325,000	1,603,754
5% 1/1/48	2,500,000	3,002,100
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,091,840
Series 2014 A, 5% 7/1/47	1,400,000	1,553,076
Series 2019 A:
5% 7/1/44	1,110,000	1,323,309
5% 7/1/49	2,615,000	3,095,637
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	581,190
5% 12/1/26	1,900,000	2,203,848
5% 12/1/28	1,800,000	2,085,210
Series 2018:
5% 12/1/34	1,075,000	1,336,182
5% 12/1/35	1,225,000	1,517,346
5% 12/1/37	1,375,000	1,692,350
5% 12/1/38	875,000	1,073,844
5% 12/1/43	1,400,000	1,703,030
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (FSA Insured)	1,000,000	1,165,180
4% 5/1/40 (FSA Insured)	1,300,000	1,513,070
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,387,860
Series 2016 C, 5% 7/1/31	7,000,000	8,325,520
Series 2018 A:
5% 7/1/43	10,000,000	11,907,900
5% 7/1/48	5,000,000	5,906,900
Series 2018 B, 5% 7/1/28	1,125,000	1,401,896
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 C, 5.25% 7/1/35	2,000,000	2,397,680
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,245,520
5% 5/1/39	1,000,000	1,241,680
Hudsonville Pub. Schools:
Series 2013:
4% 5/1/24	1,220,000	1,321,541
4% 5/1/25	500,000	541,695
5% 5/1/22	600,000	647,556
Series 2017:
5% 5/1/31	430,000	529,033
5% 5/1/32	1,200,000	1,473,276
5% 5/1/34	1,000,000	1,222,160
5% 5/1/35	1,000,000	1,218,510
Ingham, Eaton and Clinton Counties Lansing School District:
Series 2012, 5% 5/1/22	1,730,000	1,864,888
Series II:
4% 5/1/21	375,000	386,277
4% 5/1/22	345,000	364,834
5% 5/1/23	430,000	478,827
5% 5/1/24	355,000	407,068
Jackson County Series 2019, 4% 5/1/34 (Build America Mutual Assurance Insured)	2,310,000	2,642,132
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,167,100
5% 5/15/28	780,000	929,877
5% 5/15/30	5,000,000	5,933,450
Kentwood Pub. Schools Series 2012, 4% 5/1/22	1,000,000	1,056,420
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,561,125
Lake Orion Cmnty. School District Series 2016, 5% 5/1/23	1,915,000	2,132,448
Lansing Board of Wtr. & Lt. Util. Rev. Series 2019 A:
5% 7/1/22	230,000	249,849
5% 7/1/23	340,000	381,779
5% 7/1/24	375,000	434,644
5% 7/1/25	375,000	447,709
Lansing Cmnty. College:
Series 2012:
5% 5/1/23	1,135,000	1,224,234
5% 5/1/25	350,000	376,915
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,285,188
Series 2019, 5% 5/1/44	3,000,000	3,693,090
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,409,851
5% 5/1/29	1,430,000	1,699,040
5% 5/1/31	500,000	588,700
5% 5/1/32	1,000,000	1,173,630
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,580,942
5% 5/1/34	1,750,000	2,142,718
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	940,033
5% 7/1/30	900,000	1,082,187
5% 7/1/31	780,000	935,602
5% 7/1/32	1,000,000	1,195,950
5% 7/1/33	705,000	840,642
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,340,038
Series I, 5% 4/15/38	3,000,000	3,473,130
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/32	1,000,000	1,256,720
5% 11/1/33	2,500,000	3,124,400
5% 11/1/35	1,000,000	1,238,680
5% 11/1/36	1,250,000	1,542,738
5% 11/1/37	1,500,000	1,839,795
5% 11/1/38	1,595,000	1,950,478
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	2,000,000	2,246,500
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	2,000,000	2,167,480
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,000,000	2,167,480
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,408,842
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,336,613
5% 1/1/40	3,000,000	3,177,750
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	2,610,000	2,779,389
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,123,210
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	601,700
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	857,069
5% 12/1/37	3,270,000	3,843,002
5% 12/1/42	2,120,000	2,476,626
(Trinity Health Proj.) Series 2015, 5% 12/1/33 (Pre-Refunded to 6/1/22 @ 100)	1,220,000	1,318,710
Bonds:
Series 2015 D2, 1 month U.S. LIBOR + 0.750% 1.379%, tender 4/2/20 (c)(d)	7,920,000	7,900,027
Series 2016 E1, 4%, tender 8/15/24 (c)	1,000,000	1,091,810
Series 2019 B, 3.5%, tender 11/15/22 (c)	5,000,000	5,202,750
Series 2019 MI2, 5%, tender 2/1/25 (c)	5,000,000	5,718,000
Series 2010 A:
5% 12/1/27	1,090,000	1,114,983
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,235
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	135,254
Series 2012:
5% 11/15/24	660,000	719,275
5% 11/15/25	1,000,000	1,087,910
5% 11/15/26	800,000	868,704
5% 11/1/42	2,000,000	2,129,020
5% 11/15/42	3,120,000	3,305,359
Series 2013:
5% 10/1/25	1,255,000	1,374,890
5% 8/15/30	4,105,000	4,522,643
Series 2014 H1:
5% 10/1/22	1,000,000	1,055,370
5% 10/1/25	2,250,000	2,597,850
5% 10/1/39	4,725,000	5,354,039
Series 2014:
5% 6/1/25	1,000,000	1,140,940
5% 6/1/26	700,000	799,134
5% 6/1/27	700,000	797,419
Series 2015 C:
5% 7/1/26	570,000	665,640
5% 7/1/27	1,215,000	1,414,211
5% 7/1/28	1,500,000	1,741,860
5% 7/1/35	1,000,000	1,145,570
Series 2015 D1:
5% 7/1/34	1,250,000	1,384,675
5% 7/1/35	500,000	553,615
Series 2015 D2, 5% 7/1/34	1,000,000	1,147,180
Series 2016 A, 5% 11/1/44	6,190,000	7,080,060
Series 2016:
5% 1/1/29	1,000,000	1,186,510
5% 11/15/29	2,950,000	3,506,783
5% 1/1/30	1,000,000	1,182,840
5% 1/1/31	1,170,000	1,380,694
5% 1/1/32	1,895,000	2,231,950
5% 1/1/33	1,915,000	2,251,753
5% 1/1/34	2,135,000	2,505,529
5% 11/15/41	11,710,000	13,335,816
Series 2019 A:
4% 12/1/49	7,000,000	7,476,700
4% 2/15/50	4,000,000	4,317,760
4% 11/15/50	8,750,000	9,039,625
5% 11/15/48	2,000,000	2,322,820
Series 2019 MI1, 5% 12/1/48	2,000,000	2,343,760
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (c)	3,650,000	3,701,356
Series 2010 F4, 5% 11/15/47	3,000,000	3,581,610
Series 2016:
5% 11/15/46	3,500,000	4,040,890
5% 11/15/47	18,000,000	20,743,728
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,850,000	4,145,026
Series A, 4% 12/1/48	1,935,000	2,064,006
Series C, 4.25% 6/1/49	3,965,000	4,290,011
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,665,160
Series 2019 C, 4% 2/15/44	1,500,000	1,640,280
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,796,479
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(c)	6,000,000	6,143,220
Milan Area Schools Series 2019, 5% 5/1/21	950,000	988,527
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,444,849
5% 5/1/44	1,175,000	1,472,005
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,252,064
5% 3/1/25	1,225,000	1,310,922
5% 3/1/26	1,290,000	1,379,965
Series 2013 A:
5% 3/1/25	995,000	1,098,191
5% 3/1/26	1,620,000	1,787,038
5% 3/1/27	815,000	898,293
5% 3/1/38	2,900,000	3,159,028
Series 2014:
5% 3/1/28	335,000	379,481
5% 3/1/29	525,000	592,699
5% 3/1/39	3,000,000	3,336,750
Series 2016:
5% 3/1/28	1,150,000	1,368,983
5% 3/1/41	3,475,000	4,028,220
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,964,000
5% 11/1/34	1,250,000	1,475,688
5% 11/1/35	1,300,000	1,529,801
5% 11/1/39	755,000	879,968
Series 2019, 4% 11/1/38	2,000,000	2,276,740
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,794,645
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
4% 5/1/22	1,575,000	1,665,200
5% 5/1/42	3,050,000	3,736,067
5% 5/1/44	6,100,000	7,436,266
5% 5/1/46	3,120,000	3,789,895
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	892,733
5% 5/1/25	1,000,000	1,177,410
5% 5/1/26	1,385,000	1,627,001
Series 2015:
5% 5/1/24	570,000	652,382
5% 5/1/26	1,715,000	2,014,662
5% 5/1/27	1,795,000	2,101,909
5% 5/1/28	1,885,000	2,202,264
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,129,330
5% 9/1/27	1,175,000	1,327,621
5% 9/1/28	1,870,000	2,111,361
Saginaw Hosp. Fin. Auth. Hosp. Rev.:
(Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,048,150
Series 2020 J:
4% 7/1/36 (b)	770,000	828,851
4% 7/1/37 (b)	820,000	879,663
4% 7/1/39 (b)	1,430,000	1,524,208
4% 7/1/40 (b)	490,000	521,576
Saint Clair County Gen. Oblig. Series 2012, 5% 4/1/26 (Pre-Refunded to 4/1/22 @ 100)	1,495,000	1,609,861
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,750,802
5% 5/1/24	3,200,000	3,666,624
5% 5/1/25	2,355,000	2,772,801
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	896,783
5% 5/1/34	5,630,000	6,678,531
5% 5/1/35	1,250,000	1,480,425
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	804,308
4% 5/1/24 (FSA Insured)	750,000	820,898
4% 5/1/25 (FSA Insured)	500,000	556,450
Series 2018:
5% 5/1/30	550,000	682,473
5% 5/1/32	1,100,000	1,354,606
5% 5/1/34	1,175,000	1,439,634
5% 5/1/35	1,200,000	1,460,376
5% 5/1/36	1,000,000	1,207,360
5% 5/1/37	1,300,000	1,565,577
5% 5/1/38	800,000	960,000
Washtenaw Intermediate School District Series 2019, 5% 5/1/23	2,000,000	2,221,320
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,300,900
5% 12/1/22 (a)	5,260,000	5,540,779
Series 2012 A, 5% 12/1/23	2,300,000	2,493,844
Series 2012 B, 5% 12/1/32 (a)	1,500,000	1,596,915
Series 2014 C:
5% 12/1/29 (a)	720,000	800,035
5% 12/1/31 (a)	860,000	953,602
5% 12/1/34 (a)	1,655,000	1,830,513
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,253,803
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,146,535
5% 12/1/27 (a)	4,810,000	5,451,414
Series 2015 G:
5% 12/1/35	5,435,000	6,172,040
5% 12/1/36	5,760,000	6,531,322
Series 2017 A:
5% 12/1/22	640,000	694,637
5% 12/1/37	545,000	640,500
5% 12/1/42	1,455,000	1,695,351
Series 2017 B, 5% 12/1/47 (a)	450,000	508,622
Series 2018 B, 5% 12/1/48 (a)	5,000,000	5,718,450
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,201,378
5% 12/1/31 (a)	2,825,000	3,356,863
5% 12/1/32 (a)	2,945,000	3,488,676
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	500,000	567,710
4% 11/15/39	350,000	396,456
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	2,640,000	2,748,451
5% 5/1/26	1,225,000	1,275,323
Series 2014 1:
5% 5/1/30	725,000	825,449
5% 5/1/32	500,000	568,000
5% 5/1/34	900,000	1,020,492
5% 5/1/35	250,000	283,153
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	369,635
5% 11/15/26	400,000	461,656
5% 11/15/28	650,000	746,122
5% 11/15/29	750,000	860,550
5% 11/15/30	855,000	981,437
5% 11/15/31	700,000	803,516
Series 2015 A:
5% 11/15/26	1,000,000	1,167,330
5% 11/15/28	2,505,000	2,910,760
Series 2019 A, 5% 11/15/44	2,000,000	2,460,660
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,568,897
5% 5/1/30	1,550,000	1,859,442
5% 5/1/32	2,000,000	2,386,480
Zeeland Pub. Schools Series A:
5% 5/1/27 (FSA Insured)	1,000,000	1,164,590
5% 5/1/28 (FSA Insured)	500,000	580,175
5% 5/1/29 (FSA Insured)	1,000,000	1,159,290
5% 5/1/30 (FSA Insured)	1,000,000	1,156,130

TOTAL MICHIGAN		639,431,619

TOTAL MUNICIPAL BONDS
(Cost $616,821,632)		643,607,195

Municipal Notes - 1.0%
Michigan - 1.0%
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2005, 0.9% 4/1/20, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(c)	2,830,000	$2,830,000
Michigan State Univ. Revs. Participating VRDN Series Floaters E 127, 1.1% 4/1/20 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,820,000	3,820,000
TOTAL MUNICIPAL NOTES
(Cost $6,650,000)		6,650,000
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $623,471,632)		650,257,195
NET OTHER ASSETS (LIABILITIES) - 1.6%		10,498,141
NET ASSETS - 100%		$660,755,336

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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